Prepayments and other current assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepayments and other current assets
Prepaid travel related data acquisition costs	$ 3,875	24,043	22,598
Deposits and advance to suppliers	14,691	91,148	10,514
Prepaid expenses	3,574	22,178	16,972
Receivable due from employees	5,412	33,578	6,327
Receivable related to employee share based awards	4,240	26,308	0
Other receivables	10,070	62,479	9,693
Total	$ 41,862	259,734	66,104